Investments accounted for using the equity method - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint ventures
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 4	€ 15	€ 17
Share of other comprehensive income from investments accounted for using the equity method	8	(7)	(7)
Total	12	8	10
Associates
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	355	240	482
Share of other comprehensive income from investments accounted for using the equity method	(311)	90	105
Total	€ 44	€ 330	€ 587